Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
24.	RELATED PARTY TRANSACTIONS
Related party transactions with investees
Related party transactions provided by the Company primarily related to online marketing services, cloud services and other services. The following table summarizes the revenue recognized from transactions with investees for the years ended December 31, 2020, 2021 and 2022.

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(In millions)
Revenues:
Related Party A	204	315	158	23
Related Party B	678	888	889	129
Related Party D	—	123	257	37
Related Party E (i)	949	126	—	—
Other Investees	1,015	915	939	136

Total	2,846	2,367	2,243	325

(i)
The balances mainly represent amounts arising from services including online marketing services and cloud services the Company provided to Related Party E. Related Party E ceased to be a related party from February 2021 as the Company does not have significant influence over Related Party E after its public listing.

The Group purchased produced content and licensed copyrights, traffic acquisition and other services from equity investees in an amount of RMB1.9 billion, RMB3.0 billion and RMB2.2 billion (US$314 million) for the years ended December 31, 2020, 2021 and 2022, respectively.
Related party transactions with others
In 2021 and 2022, related party transactions with Related Party C, over which the Company can significantly influence its management or operating policies, were in the total amount of RMB2.0 billion and RMB2.2 billion (US$314 million), respectively, and mainly comprised online marketing services provided to Related Party C.
In addition, other related party transactions were insignificant for each of the years presented, which included reimbursements to Robin Li’s use of an aircraft beneficially owned by his family member used for the Company’s business purposes.
Balances of due from/due to related parties
As of December 31, 2021 and 2022, amounts due from/due to related parties were as follows:
Expect for the
non-trade
balances as of December 31, 2021 and 2022 relate to transactions disclosed below, amounts due from/due to related parties arising from the ordinary and usual course of business of the Group and were trade in nature.

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
	(In millions)
Amounts due from related parties, current:
Related Party B (i)	375	3,730	541
Related Party C (ii)	514	337	49
Related Party D (iii)	129	1,059	154
Other related parties (iv)	350	306	44

Total	1,368	5,432	788

Amounts due from related parties, non-current:
Related Party B (i)	3,405	—	—
Other related parties (v)	82	60	9

Total	3,487	60	9

Amounts due to related parties, current:
Related Party B (vi)	457	3,912	567
Related Party F (vii)	305	66	10
Other related parties (viii)	1,002	1,089	158

Total	1,764	5,067	735

Amounts due to related parties, non-current:
Related Party B (vi)	3,139	—	—
Related Party F (vii)	128	98	14
Other related parties (ix)	1	1	—

Total	3,268	99	14

(i)
The balances represent amounts arising from non-trade loans due from Related Party B with interest rates ranging from 0.00% to 0.50%, which were reclassified to current liability within one year in 2022, and online marketing services, cloud services and other services the Company provided to Related Party B.

(ii)	The balance mainly represents online marketing services provided to Related Party C.
(iii)
The balance mainly represents non-trade loans due from Related Party D with interest rates of 3.465%, which was fully repaid in January 2023, unsettled receivables, and technical services provided to Related Party D.

(iv)	The balances mainly represent amounts arising from intelligent driving services, cloud services and other services the Company provided to its investees in ordinary course of business.
(v)	The balance consists of amount due from the Company’s investees in the ordinary course of business.
(vi)
The balance represents amount due to Related Party B arising from services provided by Related Party B to the Company in the ordinary course of business and non-trade
loans provided by Related Party B with interest rates of nil, which were reclassified to current liability within one year in 2022.

(vii)	The balances mainly represent deferred revenue relating to the future services to be provided by the Company to Related Party F which is an equity method investee.
(viii)
The balances mainly represent amounts arising from services including advertising services and licensing of content assets provided by the Company’s investees and non-trade
amounts payable for acquiring the equity interest of the Company’s investees.

(ix)	The balance mainly represents deferred revenue relating to the future services to be provided by the Company to various investees.